DISPOSAL OF A SUBSIDIARY (Details) - Disposal Subsidiary [Member]	Mar. 31, 2026 HKD ($)
IfrsStatementLineItems [Line Items]
Deposits and other receivables	$ 99
Amount due from a director	237
Tax payables	(7,816)
Trade payables	(1,300)
Other payables and accruals	(899)
Loan from a former related company	(150)
Net liabilities disposed	(9,829)
Consideration received
Net liabilities disposed	(9,829)
Loss on disposal of a subsidiary	$ (9,829)